Consolidated Balance Sheets - USD ($) $ in Millions		Dec. 31, 2016	Dec. 31, 2015
Assets
Cash and cash equivalents	[1],[2]	$ 2,595	$ 3,641
Short-term investments	[1]	15,255	19,649
Trade accounts receivable, less allowance for doubtful accounts: 2016—$609; 2015—$384	[1]	8,225	8,176
Inventories	[1],[3]	6,783	7,513
Current tax assets	[1]	3,041	2,662
Other current assets	[1]	2,249	2,154
Assets held for sale	[1]	801	9
Total current assets	[1]	38,949	43,804
Long-term investments	[1]	7,116	15,999
Property, plant and equipment, less accumulated depreciation	[1],[4],[5]	13,318	13,766
Identifiable intangible assets, less accumulated amortization	[1]	52,648	40,356
Goodwill	[1]	54,449	48,242
Noncurrent deferred tax assets and other noncurrent tax assets	[1]	1,812	1,794
Other noncurrent assets	[1]	3,323	3,420
Total assets	[1]	171,615	167,381
Liabilities and Equity
Short-term borrowings, including current portion of long-term debt: 2016—$4,225; 2015—$3,719	[1],[6]	10,688	10,159
Trade accounts payable	[1]	4,536	3,620
Dividends payable	[1]	1,944	1,852
Income taxes payable	[1]	437	418
Accrued compensation and related items	[1]	2,487	2,359
Other current liabilities	[1]	11,023	10,990
Total current liabilities	[1]	31,115	29,399
Long-term debt	[1],[7]	31,398	28,740
Pension benefit obligations, net	[1]	6,406	6,310
Postretirement benefit obligations, net	[1]	1,766	1,809
Noncurrent deferred tax liabilities	[1]	30,753	26,877
Other taxes payable	[1]	4,000	3,992
Other noncurrent liabilities	[1]	6,337	5,257
Total liabilities	[1]	111,776	102,384
Commitments and Contingencies	[1]
Preferred stock, no par value, at stated value; 27 shares authorized; issued: 2016—597; 2015—649	[1]	24	26
Common stock, $0.05 par value; 12,000 shares authorized; issued: 2016—9,230; 2015—9,178	[1]	461	459
Additional paid-in capital	[1]	82,685	81,016
Treasury stock, shares at cost: 2016—3,160; 2015—3,003	[1]	(84,364)	(79,252)
Retained earnings	[1]	71,774	71,993
Accumulated other comprehensive loss	[1]	(11,036)	(9,522)
Total Pfizer Inc. shareholders’ equity	[1]	59,544	64,720
Equity attributable to noncontrolling interests	[1]	296	278
Total equity	[1],[8]	59,840	64,998
Total liabilities and equity	[1]	$ 171,615	$ 167,381

[1]	Amounts may not add due to rounding.
[2]	Amounts may not add due to rounding.
[3]	The change from December 31, 2015 reflects, among other things, the reclassification of $377 million to Assets held for sale (see Note 2B).
[4]	Reflects legacy Medivation and legacy Anacor amounts in 2016, commencing on the Medivation acquisition date, September 28, 2016, and Anacor acquisition date, June 24, 2016. Reflects legacy Hospira amounts in 2016 and 2015 commencing on the Hospira acquisition date, September 3, 2015.
[5]	The decrease in total property, plant and equipment is primarily due to depreciation, the reclassification of $457 million to Assets held for sale (see Note 2B) and, to a lesser extent, impairments and the impact of foreign exchange, partially offset by capital additions.
[6]	The differences between the estimated fair values and carrying values of held-to-maturity debt securities, private equity securities at cost-method and short-term borrowings not measured at fair value on a recurring basis were not significant as of December 31, 2016 or December 31, 2015. The fair value measurements of our held-to-maturity debt securities and our short-term borrowings are based on Level 2 inputs, using a market approach. The fair value measurements of our private equity securities carried at cost are based on Level 3 inputs. Short-term borrowings include foreign currency short-term borrowings with fair values of $547 million as of December 31, 2015, which are used as hedging instruments.
[7]	The fair value of our long-term debt (not including the current portion of long-term debt) was $34.9 billion as of December 31, 2016 and $32.7 billion as of December 31, 2015. The fair value measurements for our long-term debt are based on Level 2 inputs, using a market approach.
[8]	Amounts may not add due to rounding.